CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Revenue	$ 74,900	$ 92,777	$ 56,983
Net interest income/(expense)	555
(Provision)/Reversal for loan losses	(3,969)	13
Discretionary Payments	(4,605)	(4,576)
Business and related taxes and surcharges	(262)	(503)	(1,122)
Net revenue	66,619	87,711	55,861
Operating expense:
Servicing expenses	(10,342)	(13,651)	(13,889)
Sales and marketing expenses	(34,669)	(45,341)	(29,954)
General and administrative expenses	(72,324)	(54,121)	(36,742)
Product development expenses	(15,994)	(11,642)	(8,630)
Total operating expenses	(133,329)	(124,755)	(89,215)
Other income (expense):
Other income (expense), net	1,253	508	(9)
Loss before income tax expense	(65,457)	(36,536)	(33,363)
Income tax expense	(1,072)	(113)	(3)
Net loss	(66,529)	(36,649)	(33,366)
Accretion on convertible redeemable preferred shares to redemption value	0	(2,868)	(6,377)
Deemed dividend to Series C convertible redeemable preferred shares			(635)
Net loss attributable to ordinary shareholders	(66,529)	(121,551)	(40,378)
Net loss	(66,529)	(36,649)	(33,366)
Foreign currency translation adjustment, net of nil tax	944	170	(1,885)
Comprehensive loss	$ (65,585)	$ (36,479)	$ (35,251)
Weighted average number of ordinary shares used in computing net loss per share
Basic	65,199,459	49,054,201	16,437,946
Diluted	65,199,459	49,054,201	16,437,946
Loss per share attributable to ordinary shareholders
Basic	$ (1.02)	$ (2.48)	$ (2.46)
Diluted	$ (1.02)	$ (2.48)	$ (2.46)
Series A Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value		$ (96)	$ (288)
Series B Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value		(540)	(1,621)
Series C Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value		(2,232)	(4,468)
Deemed dividend to Series C convertible redeemable preferred shares			(635)
Series C Preferred Shares | Upon Initial Public Offering
Other income (expense):
Deemed dividend to Series C convertible redeemable preferred shares		(82,034)
Transaction and Service Fees
Revenue:
Revenue	$ 70,615	91,621	55,891
Other Revenue
Revenue:
Revenue	$ 4,285	$ 1,156	$ 1,092